Note 16 - Acquisition (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Business Combination, Recognized Asset Acquired and Liability Assumed [Table Text Block]
Inventories	$66,047
Property, plant and equipment	1,499
Trade name	1,900
ROU assets operating, net of unfavorable lease	9,254
Operating lease obligations	(9,684)
Accrued vacation	(41)
Deferred tax liabilities	(2,208)
Settlement of pre-existing net liability	1,368
Assets acquired and liabilities assumed	68,135
Preliminary purchase price	61,468
Bargain purchase gain	$6,667

Business Combination, Pro Forma Information [Table Text Block]
	Fiscal Year:
(in thousands)	2026	2025
Pro forma net sales	$1,865,074	$1,823,457
Pro forma net earnings	$104,778	$31,762